8. Investment in Ruthigen (Details Narrative) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Long-term investment	$ 4,538,000	$ 10,150,000
Ruthigen
Long-term investment	$ 4,538,000	$ 10,150,000
Long-term investment, shares held	1,650,000	2,000,000